Debt - Summary Of Accounting For The Senior Notes redemption (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt	$ (0.3)	$ 0.0	$ (1.8)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt			$ (4.9)	$ 21.2	$ 21.2	$ 58.7	(24.8)
Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt							24.8
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							38.1
Total							62.9
New Debt Issuance Costs and Call Premiums | Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt							20.7
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							25.4
Total							46.1
Previously Incurred Debt Issuance Costs | Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt							4.1
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances							12.7
Total							$ 16.8